SHAREHOLDERS' EQUITY - Narrative (Details) $ / shares in Units, $ in Thousands, $ in Thousands																		12 Months Ended
	Dec. 11, 2018 $ / shares	Oct. 12, 2018 USD ($)	Oct. 12, 2018 CAD ($) $ / shares	Jul. 13, 2018 USD ($)	Jul. 13, 2018 CAD ($) $ / shares	May 22, 2018 USD ($) shares	May 22, 2018 CAD ($) shares	Apr. 13, 2018 USD ($)	Apr. 13, 2018 CAD ($) $ / shares	Jan. 15, 2018 USD ($)	Jan. 15, 2018 CAD ($) $ / shares	Dec. 15, 2017 $ / shares	Oct. 16, 2017 USD ($)	Oct. 16, 2017 CAD ($) $ / shares	Jul. 14, 2017 USD ($)	Jul. 14, 2017 CAD ($) $ / shares	May 12, 2017 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)																		209,822,819	209,822,819	210,944,884	210,944,884	209,822,819	210,944,884
Number of shares issued (in shares)																		517,935	517,935	7,351,060	7,351,060	517,935	7,351,060
Number of options exercised (in shares)																		517,935		5,739,722
Proceeds from exercise of equity | $																		$ 2,709		$ 17,002
Common shares issued as part of IBA (in shares)																	1,500,000
Value of shares issued | $																	$ 10,686			10,686
Share repurchases (in shares)						1,640,000	1,640,000
Share repurchases						$ 30,811	$ 40,253											30,811		60,143
Dividends paid, ordinary shares per share (in CAD per share) | $ / shares	$ 0.04		$ 0.03		$ 0.03				$ 0.02		$ 0.02	$ 0.02		$ 0.01		$ 0.01
Dividends paid, ordinary shares		$ 4,827	$ 6,290	$ 4,811	$ 6,337			$ 3,340	$ 4,224	$ 3,351	$ 4,219		$ 1,658	$ 2,076	$ 1,623	$ 2,107
Dividend payables																		$ 6,177	$ 6,177	$ 3,372	$ 3,372	$ 8,393	$ 4,219
Common stock threshold for grants under share-based compensation																		5.50%
Maximum term of options granted																		5 years
Termination period after employment change of options granted																		90 days
Granted (in shares)																		0		0
Weighted average share price of options exercised during period (in CAD per share) | $ / shares																			$ 23.28		$ 11.16
Bottom of range | LTIP
Disclosure of classes of share capital [line items]
Common stock threshold for grants under share-based compensation																		2.00%
Top of range | LTIP
Disclosure of classes of share capital [line items]
Common stock threshold for grants under share-based compensation																		5.50%
RSUs and PSUs
Disclosure of classes of share capital [line items]
Vesting period																		3 years
PSUs
Disclosure of classes of share capital [line items]
Number of of instruments exercised other than options (in shares)																		0		1,613,961
PSUs | Bottom of range
Disclosure of classes of share capital [line items]
Vesting rights percentage																		0.00%
PSUs | Top of range
Disclosure of classes of share capital [line items]
Vesting rights percentage																		200.00%
PSUs
Disclosure of classes of share capital [line items]
Number of of instruments exercised other than options (in shares)																				1,608,982
Warrants
Disclosure of classes of share capital [line items]
Number of of instruments exercised other than options (in shares)																				2,356
Share Capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)																		209,823,000	209,823,000	210,945,000	210,945,000	209,823,000	210,945,000	203,032,000
Proceeds from exercise of equity | $																		$ 3,591		$ 42,562
Share repurchases (in shares)																		1,640,000		5,443,000
Share repurchases | $																		$ 30,811		$ 60,143